Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of accounts receivable, net

	As of
	December 31,
	2022	2023
	RMB	RMB
Accounts receivable	3,164,023	3,746,826
Allowance for credit losses	(96,959)	(107,032)
Accounts receivable, net	3,067,064	3,639,794

Schedule of movements in the allowance for credit losses

	Year ended
	December 31,
	2022	2023
	RMB	RMB
Balance at the beginning of the year	85,115	96,959
Additions	28,006	12,388
Write-off	(16,162)	(2,683)
Recovery of write-off	—	368
Balance at the end of the year	96,959	107,032